Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2024	2023
Trade mark	$6,500,000	$6,500,000
Software	984,174	854,975
Intangible assets, gross	7,484,174	7,354,975
Less: accumulated amortization	(2,345,737)	(2,023,632)
Intangible assets, net	$5,138,437	$5,331,343